ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of business combinations [text block] [Abstract]
Disclosure of acquired receivables [text block]	The table below sets out the fair value of the identifiable assets and liabilities acquired.

	Book value as at 1 July 2019 £m	Fair value adjustments £m	Fair value as at 1 July 2019 £m
Assets
Financial assets at fair value through profit or loss	7,350	–	7,350
Loans and advances to banks	17	–	17
Value of in-force business	–	6	6
Assets arising from reinsurance contracts held	13,616	–	13,616
Other assets	6	–	6
Total assets	20,989	6	20,995
Liabilities
Liabilities arising from non-participating investment contracts	20,981	–	20,981
Other liabilities	8	–	8
Total liabilities	20,989	–	20,989
Provisional fair value of net assets acquired	–	6	6
Goodwill arising on acquisition			14
Total consideration			20